Schedule of Investments(a)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Biotechnology-28.36%
AbbVie, Inc.	128,423	$10,404,832
Alexion Pharmaceuticals, Inc.(b)	53,968	5,363,880
Amgen, Inc.	48,365	10,449,258
Biogen, Inc.(b)	20,397	5,483,733
Eagle Pharmaceuticals, Inc.(b)	109,337	5,884,517
Enanta Pharmaceuticals, Inc.(b)	97,547	5,027,572
Gilead Sciences, Inc.	92,184	5,826,029
Ligand Pharmaceuticals, Inc.(b)(c)	54,819	4,813,656
Regeneron Pharmaceuticals, Inc.(b)	16,652	5,627,377
Vanda Pharmaceuticals, Inc.(b)	369,177	4,707,007
		63,587,861
Health Care Equipment-5.16%
Abbott Laboratories	132,798	11,572,018
Pharmaceuticals-66.46%
Amphastar Pharmaceuticals, Inc.(b)	331,942	6,277,023
ANI Pharmaceuticals, Inc.(b)	103,227	6,400,074
Bausch Health Cos., Inc.(b)	219,645	6,024,862
Bristol-Myers Squibb Co.	196,937	12,397,184
Corcept Therapeutics, Inc.(b)	468,388	5,934,476
Eli Lilly and Co.	96,590	13,487,828
Endo International PLC(b)	1,294,435	7,339,447
Horizon Therapeutics PLC(b)	189,972	6,552,134
Innoviva, Inc.(b)	472,681	6,525,361
Jazz Pharmaceuticals PLC(b)	41,219	5,908,744
Johnson & Johnson	82,349	12,259,296
Merck & Co., Inc.	129,478	11,062,600
Mylan N.V.(b)	329,467	7,057,183
Pacira BioSciences, Inc.(b)	135,540	5,858,039
	Shares	Value
Pharmaceuticals-(continued)
Perrigo Co. PLC	121,536	$6,932,414
Pfizer, Inc.	293,647	10,935,414
Prestige Consumer Healthcare, Inc.(b)	162,441	6,588,607
Supernus Pharmaceuticals, Inc.(b)	273,054	6,244,745
Taro Pharmaceutical Industries Ltd.(b)	64,708	5,219,994
		149,005,425
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $221,869,224)		224,165,304
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	3,394,961	3,394,961
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	1,131,201	1,131,654
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,526,615)		4,526,615
TOTAL INVESTMENTS IN SECURITIES-102.00% (Cost $226,395,839)		228,691,919
OTHER ASSETS LESS LIABILITIES-(2.00)%		(4,481,744)
NET ASSETS-100.00%		$224,210,175
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Building & Construction ETF (PKB)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.08%
Building Products-15.44%
American Woodmark Corp.(b)	28,230	$3,095,419
Gibraltar Industries, Inc.(b)	56,512	3,081,034
Johnson Controls International PLC	126,099	4,974,606
Simpson Manufacturing Co., Inc.	36,467	3,014,727
Universal Forest Products, Inc.	59,247	2,837,931
		17,003,717
Construction & Engineering-14.97%
AECOM(b)	67,635	3,262,036
Construction Partners, Inc.(b)	152,060	2,551,567
EMCOR Group, Inc.	32,826	2,697,312
Jacobs Engineering Group, Inc.	58,748	5,435,952
MasTec, Inc.(b)	43,909	2,535,745
		16,482,612
Construction Materials-7.40%
Eagle Materials, Inc.	31,498	2,871,672
Martin Marietta Materials, Inc.	19,996	5,274,945
		8,146,617
Gas Utilities-2.65%
Southwest Gas Holdings, Inc.	38,652	2,918,613
Home Improvement Retail-5.05%
Home Depot, Inc. (The)	24,377	5,560,394
Homebuilding-49.18%
Cavco Industries, Inc.(b)	14,687	3,290,182
D.R. Horton, Inc.	98,306	5,819,715
Installed Building Products, Inc.(b)	41,234	3,056,677
KB Home	85,035	3,193,064
	Shares	Value
Homebuilding-(continued)
Lennar Corp., Class A	90,983	$6,037,632
M.D.C. Holdings, Inc.	74,597	3,143,518
M/I Homes, Inc.(b)	67,118	2,979,368
Meritage Homes Corp.(b)	44,091	3,128,697
NVR, Inc.(b)	1,428	5,450,633
PulteGroup, Inc.	136,519	6,095,573
Skyline Champion Corp.(b)	89,312	2,567,720
Taylor Morrison Home Corp., Class A(b)	126,342	3,269,731
TopBuild Corp.(b)	26,415	3,024,782
TRI Pointe Group, Inc.(b)	190,077	3,090,652
		54,147,944
Industrial Conglomerates-2.66%
Carlisle Cos., Inc.	18,750	2,929,312
Industrial Machinery-2.73%
SPX Corp.(b)	61,366	3,011,230
Total Common Stocks & Other Equity Interests (Cost $94,312,996)		110,200,439
Money Market Funds-0.11%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $118,656)	118,656	118,656
TOTAL INVESTMENTS IN SECURITIES-100.19% (Cost $94,431,652)		110,319,095
OTHER ASSETS LESS LIABILITIES-(0.19)%		(208,022)
NET ASSETS-100.00%		$110,111,073
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Energy Exploration & Production ETF (PXE)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Oil & Gas Exploration & Production-78.26%
Cabot Oil & Gas Corp.	70,436	$992,443
Callon Petroleum Co.(b)	163,863	491,589
Centennial Resource Development, Inc., Class A(b)	194,492	634,044
Chesapeake Energy Corp.(b)	1,008,595	516,199
CNX Resources Corp.(b)	85,406	617,485
Comstock Resources, Inc.(b)(c)	94,881	524,692
ConocoPhillips	18,969	1,127,328
Continental Resources, Inc.	35,993	979,730
Devon Energy Corp.	50,849	1,104,440
EQT Corp.	68,909	416,899
Geopark Ltd. (Colombia)	33,783	624,986
Kosmos Energy Ltd. (Ghana)	100,052	511,266
Magnolia Oil & Gas Corp., Class A(b)	55,298	581,735
Marathon Oil Corp.	96,346	1,095,454
Murphy Oil Corp.	26,275	550,724
Northern Oil and Gas, Inc.(b)	339,305	563,246
Oasis Petroleum, Inc.(b)	251,741	566,417
Parsley Energy, Inc., Class A	41,127	684,353
PDC Energy, Inc.(b)	26,242	566,565
Range Resources Corp.(c)	171,516	514,548
SM Energy Co.	71,269	654,249
Southwestern Energy Co.(b)	320,164	502,658
Talos Energy, Inc.(b)	26,477	580,905
WPX Energy, Inc.(b)	61,631	736,491
		16,138,446
Oil & Gas Refining & Marketing-21.73%
CVR Energy, Inc.	14,177	490,666
Delek US Holdings, Inc.	17,993	494,088
HollyFrontier Corp.	21,885	983,074
Marathon Petroleum Corp.	18,620	1,014,790
	Shares	Value
Oil & Gas Refining & Marketing-(continued)
Par Pacific Holdings, Inc.(b)	25,032	$503,644
Valero Energy Corp.	11,788	993,846
		4,480,108
Total Common Stocks & Other Equity Interests (Cost $25,746,741)		20,618,554
Money Market Funds-0.42%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $86,161)	86,161	86,161
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.41% (Cost $25,832,902)		20,704,715
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.47%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	691,697	691,697
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	230,474	230,566
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $922,263)		922,263
TOTAL INVESTMENTS IN SECURITIES-104.88% (Cost $26,755,165)		21,626,978
OTHER ASSETS LESS LIABILITIES-(4.88)%		(1,005,803)
NET ASSETS-100.00%		$20,621,175
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Food & Beverage ETF (PBJ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Agricultural Products-5.43%
Bunge Ltd.	34,707	$1,819,688
Fresh Del Monte Produce, Inc.	56,697	1,779,152
		3,598,840
Brewers-2.55%
Boston Beer Co., Inc. (The), Class A(b)	4,737	1,688,172
Distillers & Vintners-5.04%
Brown-Forman Corp., Class B	49,461	3,345,542
Food Distributors-11.05%
Performance Food Group Co.(b)	39,049	2,022,348
Sysco Corp.	41,933	3,444,377
US Foods Holding Corp.(b)	46,290	1,859,469
		7,326,194
Food Retail-13.10%
Grocery Outlet Holding Corp.(b)	56,443	1,847,944
Ingles Markets, Inc., Class A	42,511	1,772,283
Kroger Co. (The)	68,127	1,829,891
Sprouts Farmers Market, Inc.(b)	95,125	1,486,804
Weis Markets, Inc.	47,749	1,751,911
		8,688,833
Packaged Foods & Meats-41.64%
Calavo Growers, Inc.	20,657	1,582,533
Campbell Soup Co.	39,315	1,902,453
Flowers Foods, Inc.	85,104	1,832,289
General Mills, Inc.	63,556	3,318,894
Hain Celestial Group, Inc. (The)(b)	74,097	1,793,888
Hershey Co. (The)	22,880	3,550,290
J&J Snack Foods Corp.	9,932	1,647,123
John B. Sanfilippo & Son, Inc.	18,719	1,578,012
McCormick & Co., Inc.	10,920	1,784,000
Mondelez International, Inc., Class A	64,467	3,699,116
Pilgrim’s Pride Corp.(b)	58,200	1,516,110
Seaboard Corp.	451	1,738,880
TreeHouse Foods, Inc.(b)(c)	37,378	1,667,059
		27,610,647
	Shares	Value
Soft Drinks-21.23%
Coca-Cola Co. (The)	63,005	$3,679,492
Coca-Cola Consolidated, Inc.	6,729	1,822,281
Coca-Cola European Partners PLC (United Kingdom)	36,493	1,919,897
Keurig Dr Pepper, Inc.(c)	108,927	3,107,687
PepsiCo., Inc.	25,009	3,551,778
		14,081,135
Total Common Stocks & Other Equity Interests (Cost $63,581,233)		66,339,363
Money Market Funds-0.15%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $94,975)	94,975	94,975
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.19% (Cost $63,676,208)		66,434,338
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.47%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	732,095	732,095
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	243,934	244,032
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $976,103)		976,127
TOTAL INVESTMENTS IN SECURITIES-101.66% (Cost $64,652,311)		67,410,465
OTHER ASSETS LESS LIABILITIES-(1.66)%		(1,097,523)
NET ASSETS-100.00%		$66,312,942
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Airlines-19.39%
Alaska Air Group, Inc.	16,598	$1,072,065
Copa Holdings S.A., Class A (Panama)	10,951	1,072,760
Hawaiian Holdings, Inc.	37,434	1,043,660
SkyWest, Inc.	17,959	990,798
Southwest Airlines Co.	36,383	2,000,337
United Airlines Holdings, Inc.(b)	22,581	1,689,059
		7,868,679
Broadcasting-12.76%
Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	255,985	1,144,253
Discovery, Inc., Class A(b)	63,447	1,856,459
Fox Corp., Class A	58,734	2,177,857
		5,178,569
Cable & Satellite-2.64%
MSG Networks, Inc., Class A(b)	70,462	1,071,727
Casinos & Gaming-10.60%
Everi Holdings, Inc.(b)	85,999	1,074,988
MGM Resorts International	65,304	2,028,342
Red Rock Resorts, Inc., Class A	48,876	1,197,951
		4,301,281
Food Distributors-5.92%
Performance Food Group Co.(b)	24,121	1,249,226
US Foods Holding Corp.(b)	28,664	1,151,433
		2,400,659
Hotels, Resorts & Cruise Lines-16.11%
Hilton Grand Vacations, Inc.(b)	33,020	1,053,668
Hilton Worldwide Holdings, Inc.	19,757	2,129,805
Marriott Vacations Worldwide Corp.	9,166	1,102,120
Wyndham Destinations, Inc.	23,297	1,130,603
Wyndham Hotels & Resorts, Inc.	19,609	1,121,047
		6,537,243
Interactive Media & Services-2.70%
TripAdvisor, Inc.	40,031	1,093,647
Internet & Direct Marketing Retail-4.98%
Booking Holdings, Inc.(b)	1,103	2,019,097
Leisure Facilities-2.73%
Cedar Fair L.P.	20,458	1,107,596
	Shares	Value
Movies & Entertainment-13.73%
Cinemark Holdings, Inc.	33,807	$1,065,259
Lions Gate Entertainment Corp., Class A(b)(c)	119,721	1,188,829
Live Nation Entertainment, Inc.(b)	16,292	1,110,463
Manchester United PLC, Class A (United Kingdom)	61,532	1,142,649
Marcus Corp. (The)	36,447	1,062,430
		5,569,630
Multi-Sector Holdings-3.00%
Cannae Holdings, Inc.(b)	29,883	1,215,043
Restaurants-5.50%
Chipotle Mexican Grill, Inc.(b)	2,573	2,230,173
Total Common Stocks & Other Equity Interests (Cost $39,266,917)		40,593,344
Money Market Funds-0.29%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $119,111)	119,111	119,111
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.35% (Cost $39,386,028)		40,712,455
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.80%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	244,143	244,143
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	81,348	81,381
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $325,524)		325,524
TOTAL INVESTMENTS IN SECURITIES-101.15% (Cost $39,711,552)		41,037,979
OTHER ASSETS LESS LIABILITIES-(1.15)%		(467,017)
NET ASSETS-100.00%		$40,570,962
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Media ETF (PBS)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Advertising-11.62%
Cardlytics, Inc.(b)	19,804	$1,661,952
Interpublic Group of Cos., Inc. (The)	49,791	1,130,256
Omnicom Group, Inc.	14,025	1,056,223
TechTarget, Inc.(b)	42,265	1,073,108
		4,921,539
Broadcasting-15.15%
Central European Media Enterprises Ltd., Class A (Czech Republic)(b)	250,009	1,117,540
Discovery, Inc., Class A(b)	33,855	990,597
Fox Corp., Class A	57,454	2,130,395
Sinclair Broadcast Group, Inc., Class A	31,946	955,824
TEGNA, Inc.	72,341	1,222,563
		6,416,919
Cable & Satellite-7.43%
MSG Networks, Inc., Class A(b)	68,960	1,048,882
Sirius XM Holdings, Inc.	296,637	2,097,223
		3,146,105
Interactive Media & Services-32.28%
Alphabet, Inc., Class A(b)	1,567	2,245,166
Cars.com, Inc.(b)	87,944	1,026,307
EverQuote, Inc., Class A(b)(c)	32,212	1,181,858
Facebook, Inc., Class A(b)	10,177	2,054,838
IAC/InterActiveCorp.(b)	5,043	1,228,424
Match Group, Inc.(b)(c)	15,984	1,250,269
Snap, Inc., Class A(b)	73,048	1,342,622
Twitter, Inc.(b)	65,951	2,142,089
Yandex N.V., Class A (Russia)(b)	26,819	1,201,759
		13,673,332
Movies & Entertainment-15.57%
Liberty Media Corp.-Liberty Formula One, Class A(b)	25,950	1,156,072
Lions Gate Entertainment Corp., Class A(b)(c)	117,167	1,163,468
Netflix, Inc.(b)	6,507	2,245,501
Spotify Technology S.A.(b)	14,382	2,032,177
		6,597,218
	Shares	Value
Publishing-12.74%
Gannett Co., Inc.(c)	179,120	$1,094,423
John Wiley & Sons, Inc., Class A	23,477	1,024,067
New York Times Co. (The), Class A	34,855	1,115,709
News Corp., Class A	85,791	1,168,473
Scholastic Corp.	30,240	996,408
		5,399,080
Research & Consulting Services-5.25%
IHS Markit Ltd.(b)	28,199	2,223,773
Total Common Stocks & Other Equity Interests (Cost $38,453,544)		42,377,966
Money Market Funds-0.25%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $107,260)	107,260	107,260
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.29% (Cost $38,560,804)		42,485,226
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.68%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	2,122,635	2,122,635
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	707,262	707,545
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,830,180)		2,830,180
TOTAL INVESTMENTS IN SECURITIES-106.97% (Cost $41,390,984)		45,315,406
OTHER ASSETS LESS LIABILITIES-(6.97)%		(2,951,881)
NET ASSETS-100.00%		$42,363,525
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Networking ETF (PXQ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Application Software-8.80%
Citrix Systems, Inc.	15,120	$1,832,846
Datadog, Inc., Class A(b)(c)	41,002	1,894,703
Mimecast Ltd.(b)	39,020	1,991,191
		5,718,740
Communications Equipment-30.71%
Arista Networks, Inc.(b)	8,801	1,965,615
Ciena Corp.(b)	45,025	1,831,167
Cisco Systems, Inc.	69,723	3,205,166
Comtech Telecommunications Corp.	46,030	1,330,727
Harmonic, Inc.(b)	212,281	1,493,397
Lumentum Holdings, Inc.(b)	23,293	1,764,911
Motorola Solutions, Inc.	18,842	3,335,034
NetScout Systems, Inc.(b)	69,219	1,779,621
Radware Ltd. (Israel)(b)	71,761	1,828,470
Ubiquiti, Inc.(c)	8,682	1,418,812
		19,952,920
Consumer Electronics-4.80%
Garmin Ltd.	32,140	3,115,973
Electronic Components-7.00%
Amphenol Corp., Class A	30,396	3,023,490
Belden, Inc.	30,959	1,525,350
		4,548,840
Internet Services & Infrastructure-2.84%
Akamai Technologies, Inc.(b)	19,722	1,841,049
Semiconductors-7.71%
Inphi Corp.(b)	24,177	1,836,485
QUALCOMM, Inc.	37,199	3,173,447
		5,009,932
Systems Software-32.51%
Check Point Software Technologies Ltd. (Israel)(b)	26,589	3,039,389
Crowdstrike Holdings, Inc., Class A(b)	30,492	1,862,756
CyberArk Software Ltd.(b)	14,029	1,939,229
Fortinet, Inc.(b)	16,359	1,887,174
Ping Identity Holding Corp.(b)(c)	78,145	1,895,016
	Shares	Value
Systems Software-(continued)
Proofpoint, Inc.(b)	14,408	$1,769,446
Qualys, Inc.(b)	19,694	1,688,564
SecureWorks Corp., Class A(b)	155,054	2,438,999
SolarWinds Corp.(b)(c)	89,800	1,699,016
VMware, Inc., Class A(b)	19,576	2,898,423
		21,118,012
Technology Hardware, Storage & Peripherals-5.61%
Apple, Inc.	11,777	3,645,099
Total Common Stocks & Other Equity Interests (Cost $57,353,154)		64,950,565
Money Market Funds-0.22%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $143,546)	143,546	143,546
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.20% (Cost $57,496,700)		65,094,111
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.19%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	3,016,799	3,016,799
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	1,005,198	1,005,600
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,022,399)		4,022,399
TOTAL INVESTMENTS IN SECURITIES-106.39% (Cost $61,519,099)		69,116,510
OTHER ASSETS LESS LIABILITIES-(6.39)%		(4,151,812)
NET ASSETS-100.00%		$64,964,698
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Oil & Gas Drilling-22.01%
Diamond Offshore Drilling, Inc.(b)(c)	53,237	$246,487
Helmerich & Payne, Inc.	14,056	569,971
Nabors Industries Ltd.	150,629	311,802
Patterson-UTI Energy, Inc.	33,811	268,459
Transocean Ltd.(b)	113,269	516,507
Valaris PLC(c)	70,213	358,789
		2,272,015
Oil & Gas Equipment & Services-63.99%
Apergy Corp.(b)	11,746	303,752
Archrock, Inc.	35,516	296,559
Baker Hughes Co., Class A	25,222	546,308
Cactus, Inc., Class A	9,993	287,998
Core Laboratories N.V.	6,914	242,889
Dril-Quip, Inc.(b)	7,078	289,490
Frank’s International N.V.(b)	58,668	205,338
Halliburton Co.	26,564	579,361
Helix Energy Solutions Group, Inc.(b)	36,049	300,649
National Energy Services Reunited Corp.(b)	34,806	229,372
National Oilwell Varco, Inc.	24,965	514,529
NexTier Oilfield Solutions, Inc.(b)	62,820	323,523
Oceaneering International, Inc.(b)	22,496	279,175
Oil States International, Inc.(b)	19,145	206,383
ProPetro Holding Corp.(b)	35,550	346,257
RPC, Inc.(c)	79,370	359,546
Schlumberger Ltd.	15,467	518,299
TechnipFMC PLC (United Kingdom)	29,165	481,514
USA Compression Partners L.P.	18,554	294,637
		6,605,579
Oil & Gas Storage & Transportation-13.89%
DHT Holdings, Inc.	42,057	236,781
Dorian LPG Ltd.(b)	21,393	280,676
Frontline Ltd. (Norway)	51,192	448,442
	Shares	Value
Oil & Gas Storage & Transportation-(continued)
International Seaways, Inc.(b)	11,716	$260,798
Scorpio Tankers, Inc. (Monaco)	8,874	207,119
		1,433,816
Total Common Stocks & Other Equity Interests (Cost $16,067,712)		10,311,410
Money Market Funds-1.07%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $110,269)	110,269	110,269
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.96% (Cost $16,177,981)		10,421,679
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.12%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	706,395	706,395
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	235,371	235,465
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $941,860)		941,860
TOTAL INVESTMENTS IN SECURITIES-110.08% (Cost $17,119,841)		11,363,539
OTHER ASSETS LESS LIABILITIES-(10.08)%		(1,040,886)
NET ASSETS-100.00%		$10,322,653
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Pharmaceuticals ETF (PJP)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.89%
Biotechnology-28.33%
AbbVie, Inc.	207,792	$16,835,308
Alexion Pharmaceuticals, Inc.(b)	87,322	8,678,934
Amgen, Inc.	78,257	16,907,425
Biogen, Inc.(b)	33,002	8,872,588
Eagle Pharmaceuticals, Inc.(b)	176,912	9,521,404
Enanta Pharmaceuticals, Inc.(b)	157,835	8,134,816
Gilead Sciences, Inc.	149,157	9,426,722
Ligand Pharmaceuticals, Inc.(b)(c)	88,699	7,788,659
Regeneron Pharmaceuticals, Inc.(b)	26,943	9,105,117
Vanda Pharmaceuticals, Inc.(b)	597,342	7,616,111
		102,887,084
Health Care Equipment-5.16%
Abbott Laboratories	214,872	18,723,946
Pharmaceuticals-66.40%
Amphastar Pharmaceuticals, Inc.(b)	537,094	10,156,448
ANI Pharmaceuticals, Inc.(b)	167,024	10,355,488
Bausch Health Cos., Inc.(b)	355,394	9,748,457
Bristol-Myers Squibb Co.	318,651	20,059,080
Corcept Therapeutics, Inc.(b)	757,868	9,602,188
Eli Lilly and Co.	156,286	21,823,777
Endo International PLC(b)	2,094,443	11,875,492
Horizon Therapeutics PLC(b)	307,383	10,601,640
Innoviva, Inc.(b)	764,816	10,558,285
Jazz Pharmaceuticals PLC(b)	66,694	9,560,585
Johnson & Johnson	133,244	19,836,034
Merck & Co., Inc.	209,501	17,899,765
Mylan N.V.(b)	533,091	11,418,809
Pacira BioSciences, Inc.(b)	219,308	9,478,492
Perrigo Co. PLC	196,650	11,216,916
Pfizer, Inc.	475,131	17,693,878
Prestige Consumer Healthcare, Inc.(b)	262,836	10,660,628
	Shares	Value
Pharmaceuticals-(continued)
Supernus Pharmaceuticals, Inc.(b)	441,811	$10,104,218
Taro Pharmaceutical Industries Ltd.(b)	104,700	8,446,149
		241,096,329
Total Common Stocks & Other Equity Interests (Cost $332,079,218)		362,707,359
Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(d) (Cost $196,157)	196,157	196,157
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $332,275,375)		362,903,516
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.95%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(d)(e)	5,299,313	5,299,313
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(d)(e)	1,765,731	1,766,438
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,065,751)		7,065,751
TOTAL INVESTMENTS IN SECURITIES-101.89% (Cost $339,341,126)		369,969,267
OTHER ASSETS LESS LIABILITIES-(1.89)%		(6,871,461)
NET ASSETS-100.00%		$363,097,806
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Retail ETF (PMR)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Apparel Retail-8.18%
Boot Barn Holdings, Inc.(b)	5,697	$239,103
Buckle, Inc. (The)	8,206	200,308
Burlington Stores, Inc.(b)	1,019	221,602
		661,013
Apparel, Accessories & Luxury Goods-5.47%
lululemon athletica, inc.(b)	1,848	442,393
Automotive Retail-20.12%
Asbury Automotive Group, Inc.(b)	2,050	197,722
AutoNation, Inc.(b)	4,438	188,349
CarMax, Inc.(b)	2,346	227,656
Group 1 Automotive, Inc.	2,168	218,469
Lithia Motors, Inc., Class A	1,409	191,117
O’Reilly Automotive, Inc.(b)	949	385,389
Sonic Automotive, Inc., Class A	6,884	217,741
		1,626,443
Computer & Electronics Retail-6.19%
Best Buy Co., Inc.	2,857	241,959
Rent-A-Center, Inc.	8,867	258,296
		500,255
Department Stores-2.38%
Dillard’s, Inc., Class A	3,171	192,543
Diversified Support Services-3.21%
Copart, Inc.(b)	2,556	259,332
Food Retail-15.72%
Grocery Outlet Holding Corp.(b)	7,037	230,391
Ingles Markets, Inc., Class A	5,286	220,373
Kroger Co. (The)	15,530	417,136
Sprouts Farmers Market, Inc.(b)	11,860	185,372
Weis Markets, Inc.	5,937	217,829
		1,271,101
	Shares	Value
General Merchandise Stores-9.66%
Dollar General Corp.	2,669	$409,451
Target Corp.	3,359	371,976
		781,427
Home Improvement Retail-5.35%
Home Depot, Inc. (The)	1,896	432,478
Homefurnishing Retail-8.57%
Aaron’s, Inc.	3,871	229,782
RH(b)	1,125	234,844
Williams-Sonoma, Inc.	3,262	228,601
		693,227
Hypermarkets & Super Centers-15.17%
BJ’s Wholesale Club Holdings, Inc.(b)	9,684	198,715
Costco Wholesale Corp.	1,406	429,561
PriceSmart, Inc.	3,107	190,335
Walmart, Inc.	3,561	407,699
		1,226,310
Total Common Stocks & Other Equity Interests (Cost $7,261,486)		8,086,522
Money Market Funds-1.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $85,029)	85,029	85,029
TOTAL INVESTMENTS IN SECURITIES-101.07% (Cost $7,346,515)		8,171,551
OTHER ASSETS LESS LIABILITIES-(1.07)%		(86,401)
NET ASSETS-100.00%		$8,085,150
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Semiconductors ETF (PSI)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.07%
Semiconductor Equipment-26.15%
Amkor Technology, Inc.(b)	522,044	$5,872,995
Applied Materials, Inc.	202,445	11,739,786
Entegris, Inc.	133,851	6,928,128
FormFactor, Inc.(b)	275,190	6,965,059
KLA Corp.	38,856	6,439,993
Lam Research Corp.	23,759	7,085,171
Nova Measuring Instruments Ltd. (Israel)(b)	180,452	6,864,394
Teradyne, Inc.	100,625	6,640,244
Ultra Clean Holdings, Inc.(b)	286,716	6,597,335
		65,133,105
Semiconductors-73.92%
Advanced Micro Devices, Inc.(b)	299,429	14,073,163
Ambarella, Inc.(b)	116,601	6,895,783
Broadcom, Inc.	37,057	11,308,314
Cirrus Logic, Inc.(b)	88,407	6,790,542
Diodes, Inc.(b)	138,454	7,149,765
Impinj, Inc.(b)	202,100	6,503,578
Inphi Corp.(b)	90,672	6,887,445
Intel Corp.	201,685	12,893,722
Lattice Semiconductor Corp.(b)	335,772	6,245,359
MACOM Technology Solutions Holdings, Inc.(b)	257,569	7,320,111
Marvell Technology Group Ltd.	241,260	5,799,890
Micron Technology, Inc.(b)	245,030	13,008,643
	Shares	Value
Semiconductors-(continued)
Monolithic Power Systems, Inc.	39,444	$6,751,629
NVIDIA Corp.	54,073	12,784,479
NXP Semiconductors N.V. (Netherlands)	54,823	6,954,846
Power Integrations, Inc.	69,066	6,745,676
QUALCOMM, Inc.	139,154	11,871,228
Rambus, Inc.(b)	485,422	7,703,647
Skyworks Solutions, Inc.	64,602	7,309,716
Synaptics, Inc.(b)	110,617	7,377,048
Texas Instruments, Inc.	96,946	11,696,535
		184,071,119
Total Common Stocks & Other Equity Interests (Cost $202,813,513)		249,204,224
Money Market Funds-0.01%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(c) (Cost $23,353)	23,353	23,353
TOTAL INVESTMENTS IN SECURITIES-100.08% (Cost $202,836,866)		249,227,577
OTHER ASSETS LESS LIABILITIES-(0.08)%		(209,833)
NET ASSETS-100.00%		$249,017,744
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments(a)
Invesco Dynamic Software ETF (PSJ)
January 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Alternative Carriers-3.59%
Bandwidth, Inc., Class A(b)	251,316	$17,833,383
Application Software-32.85%
ANSYS, Inc.(b)	96,388	26,442,120
Blackbaud, Inc.	161,152	12,623,036
Digital Turbine, Inc.(b)	1,556,243	9,710,956
Manhattan Associates, Inc.(b)	159,373	13,620,017
Model N, Inc.(b)	438,615	13,680,402
Paylocity Holding Corp.(b)	111,216	15,780,438
RingCentral, Inc., Class A(b)	78,160	16,068,133
Sapiens International Corp. N.V. (Israel)	581,906	14,797,870
Synopsys, Inc.(b)	173,679	25,619,389
Tyler Technologies, Inc.(b)	46,138	14,933,948
		163,276,309
Cable & Satellite-5.49%
Liberty Broadband Corp., Class C(b)	205,323	27,293,586
Data Processing & Outsourced Services-5.21%
Black Knight, Inc.(b)	212,439	14,216,418
CSG Systems International, Inc.	234,224	11,669,040
		25,885,458
Health Care Technology-13.98%
Allscripts Healthcare Solutions, Inc.(b)	1,235,546	10,600,985
Cerner Corp.	341,456	24,526,784
Health Catalyst, Inc.(b)(c)	358,335	11,699,638
HealthStream, Inc.(b)	477,779	12,207,253
NextGen Healthcare, Inc.(b)	751,981	10,422,457
		69,457,117
Interactive Home Entertainment-21.79%
Activision Blizzard, Inc.	451,952	26,430,153
Electronic Arts, Inc.(b)	244,293	26,364,100
Glu Mobile, Inc.(b)	2,602,787	15,356,443
Sciplay Corp.(b)(d)	1,264,631	13,405,089
Take-Two Interactive Software, Inc.(b)	110,465	13,768,358
Zynga, Inc., Class A(b)	2,155,761	12,977,681
		108,301,824
Internet Services & Infrastructure-2.89%
Akamai Technologies, Inc.(b)	153,860	14,362,831
	Shares	Value
IT Consulting & Other Services-2.81%
Amdocs Ltd.	194,053	$13,962,113
Movies & Entertainment-3.71%
Roku, Inc.(b)	152,328	18,424,072
Semiconductor Equipment-2.18%
Xperi Corp.	673,878	10,842,697
Systems Software-5.54%
Microsoft Corp.	161,648	27,517,339
Total Common Stocks & Other Equity Interests (Cost $469,933,386)		497,156,729
Money Market Funds-0.05%
Invesco Premier U.S. Government Money Portfolio, Institutional Class, 1.45%(e) (Cost $212,991)	212,991	212,991
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $470,146,377)		497,369,720
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.66%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%(e)(f)	2,455,694	2,455,694
Invesco Liquid Assets Portfolio, Institutional Class, 1.66%(e)(f)	826,167	826,498
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,282,192)		3,282,192
TOTAL INVESTMENTS IN SECURITIES-100.75% (Cost $473,428,569)		500,651,912
OTHER ASSETS LESS LIABILITIES-(0.75)%		(3,703,065)
NET ASSETS-100.00%		$496,948,847
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2020.
(d)	Affiliated company. The Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer.

	Value April 30, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2020	Dividend Income
Sciplay Corp.	$-	$16,043,669	$(177,230)	$(2,456,166)	$(5,184)	$13,405,089	$-

(e)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of January 31, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.